Reverse Recapitalization - Summary of Breakdown of the Net Cash Proceeds From the Reverse Recapitalization is Set Out Below (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Breakdown Of Net Cash Proceeds From Reverse Recapitalization [Line Items]
Proceeds from the Reverse Recapitalization		€ 183,426	€ 0
Payments of transaction costs related to the Reverse Recapitalization		€ (11,217)	€ 0
Net cash proceeds from the Reverse Recapitalization	€ 172,209